32. Non current assets held for sale and discontinued operations	12 Months Ended
Dec. 31, 2018
Non Current Assets Held For Sale And Discontinued Operations
Non current assets held for sale and discontinued operations
Composition:	2018	2017
Net assets - Via Varejo (see note 32.2)	24,413	22,753
Property/lands held for sale CBD	30	22
Total	24,443	22,775

On September 29, 2018, the Group entered into a contract for the sale of a land for R$115, which was not recognized under IFRS 15 due to the contractual characteristics of long-term payment and transfer of legal title at a future date.

32.1.Interest change on Cnova N.V Investment

On July 24, 2016 a reorganization took place to separate the holdings of Via Varejo and CBD on Cnova N.V.

The second step of the restructuring process took place with the objective to concentrate the non-food business in a specific entity. The corporate reorganization on the ultimate controlling company Casino, GPA, Via Varejo, Cnova N.V. and Cnova Brasil was approved and concluded.

As a result of this reorganization process on October 31, 2016, Cnova’s Brasil equity is exclusively held by Via Varejo, which no longer holds an interest in Cnova N.V.. According to loan contracts terms and conditions between Cnova Brasil and Cnova N.V. (assessed at approximately US$160 million at the end of September 2016), the transaction resulted in an early payment obligation of such loans, which were paid to Cnova N.V. by Via Varejo, on behalf of Cnova Brasil.

In accordance with Noncurrent assets held for sale and discontinued operations (IFRS 5), as result of the Cnova reorganization thr Group presented Cnova N.V.’s results for the 10 month period ended October 31, 2016 and year ended December 31, 2015 in one single line item in our statement of operations in loss from discontinued operations and the related balances of assets and liabilities in the line items assets held for sale and liabilities related to assets held for sale, respectively, in the balance sheet as of December 31, 2017 and 2016. On November 1, 2016 the Group became a minority shareholder in Cnova N.V. and began applying the equity method of accounting in its investment in Cnova N.V..

See below the summary of the statement of operations, balance sheet and cash flow statement of Cdiscount before the eliminations:

Balance sheet:

10.31.2016
Assets
Current
Cash and cash equivalents	621
Trade receivables, net	365
Inventories, net	900
Other current assets	129
Total current assets	2,015

Noncurrent
Deferred income tax and social contribution	38
Related parties	520
Other noncurrent assets	14
Property and equipment, net	46
Intangible assets, net	423
Total noncurrent assets	1,041
Total assets	3,056

Liabilities
Current
Trade payable, net	1,319
Related parties	1,300
Other current liabilities	363
Total current liabilities	2,982
Noncurrent
Provision for contingencies	52
Other noncurrent liabilities	17
Total noncurrent liabilities	69
Shareholders’ equity	5
Total liabilities and shareholders’ equity	3,056

Statement of operations	10.31.2016

Net operating revenue	5,509
Cost of sales	(4,973)
Gross profit	536
Operating income (expenses)
Selling, general and administrative expenses	(527)
Depreciation and amortization	(63)
Other operating expenses, net	(69)
(659)
Loss from operations before financial expenses	(123)

Financial expenses, net	(9)

Loss before income tax and social contribution	(132)

Income tax and social contribution	(24)

Net loss from discontinued operations	(156)
Attributed to:
Controlling shareholders	(48)
Non-controlling shareholders	(108)

In addition to statement of operations of October 31, 2016, the net loss of discontinued operations consider R$(9) related to the November and December net loss, amounting to R$(165).

Statements of cash flow	10.31.2016

Cash flow used in operating activities	(998)
Cash flow provided by (used in) investing activities	54
Cash flow from financing activities	950
Exchange rate in cash and cash equivalent	(24)
Net decrease in cash and cash equivalents	(18)

32.2.Ongoing transaction to dispose of Via Varejo subsidiary

The Board of Directors meeting held on November 23, 2016 approved a process to dispose of the Gtroup’s interest in Via Varejo’s capital stock, in line with its long-term strategy of focusing on the development of the food activity.

Throughout 2017 and 2018 the Group actively sought to sell such interest to potential strategic investors, however, the sale was not completed until December 31, 2018 due to external factors beyond the Group's control including, among others, certain events occurred in these years that impacted the macroeconomic scenario and political instability that brought market volatility and impacted the perception of potential investors regarding the recovery of the Brazilian economy In December 2018, the Company’s Board of Directors approved, besides the sale to a strategic investor which continues to  be pursued as a primary objective, the possibility of selling the interest through capital market transactions and committed that the sale transaction to be completed until December 31, 2019.

In November 2018, it was completed the process of migration of the Via Varejo shares to the Novo Mercado segment of B3.

Within this new context, in the same meeting, the Board of Directors authorized the sale of 50,000,000 common shares of Via Varejo, corresponding to 3.86% of its share capital, through a TRS (Total Return Swap) with a leading bank (note 17.10), whereby such shares were sold in daily operations conducted by the bank. On February 20, 2019, the Board of Directors approved a new TRS agreement, authorizing the sale of 40.000.000 (forty millions) ordinary shares of Via Varejo held by the Company, corresponding to 3.09% of the share capital of Via Varejo. This sale was carried out on the B3 on February 25, 2019. The operation does not imply changing of the control or in the administrative structure of Via Varejo. As a result of these transactions, our interest in Via Varejo decreased from 559,521,085 common shares to 469,521,085 common shares, corresponding to 36.27% of Via Varejo’s capital stock. In addition, our Board of Directors authorized our management to actively pursue selling our remaining equity interest in Via Varejo to a strategic investor or through operations available in capital markets in order to complete the full divesture in Via Varejo by December 2019.

Accordingly, among other requirements of IFRS 5, as the sale of the Group's investment in Via Varejo in 2019 is highly probable, the subsidiary's operations are presented as discontinued operations as required in IFRS 5. The disclosure of the net income of Via Varejo is included in a single line in the statement of operations after taxes and the balances of assets and liabilities as held for sale and discontinued operations.

For cash flows there were no effects as per IFRS 5 being disclosed at this note the effect of discontinued operations. Non current assets and liabilities held for sale on December 31, 2018 were R$24,443 (R$22,775 on December 31, 2017) and R$19,412 (R$17,824 on December 31, 2017), respectively. The net effects on discontinued operations were a net loss of R$74 in 2018 (net income of R$356 in 2017 and a net loss of R$1,036 in 2016).

Via Varejo shares are listed on B3 under ticker symbol “VVAR3, whose consolidated financial statements can be found on the investor relations website (www.ri.viavarejo.com.br). See below the summary of the consolidated statement of operations, balance sheet and cash flow statements of Via Varejo before the eliminations, including effects of the purchase price allocation of Globex and Casa Bahia acquisition.

Balance sheet (*):

	2018	2017
		Restated
Assets
Current
Cash and cash equivalents	3,711	3,559
Trade receivables, net (i)	3,768	3,750
Inventories, net	4,773	4,379
Recoverable taxes	1,060	219
Other current assets	100	168
Total current assets	13,412	12,075

Noncurrent
Trade receivables, net	217	201
Recoverable taxes	2,519	2,725
Other accounts receivable, net	984	962
Deferred income tax and social contribution	445	415
Related parties	322	539
Investment properties	108	81
Property and equipment, net	1,925	1,711
Intangible assets, net	4,625	4,287
Total noncurrent assets	11,145	10,921
Total assets	24,557	22,996

Balance sheet (*):

Liabilities	2018	2017
Current		Restated
Trade payable, net	8,652	7,726
Structured payable program	421	437
Borrowings and financing (i)	3,378	3,802
Related parties	187	139
Other current liabilities (ii)	2,248	2,176
Total current liabilities	14,886	14,280

Noncurrent
Borrowings and financing (i)	1,020	397
Deferred income tax and social contribution	840	840
Other noncurrent liabilities (ii)	2,713	2,380
Total noncurrent liabilities	4,573	3,617
Shareholders’ equity	5,098	5,099
Total liabilities and shareholders’ equity	24,557	22,996

(*) Before intercompany eliminations with GPA of R$144 of assets and R$47 of liabilities

(i) Includes sales to be paid in installments by our customers through CDCI, whose value on December 31, 2018 is R$ 2,297 in assets (R$ 2,382 at December 31, 2017) and R$ 3,400 in liabilities (R$ 3,466 on December 31, 2017).

(ii) Includes balance of R$2,006 on December 31, 2018 (R$1,374 on December 31, 2017) of deferred revenue related to the advance payment received from Zurich Seguros (extended warranty and insurance) and from Bradesco (cards transactions and banking correspondent).

Statement of operations (*)	2018	2017	2016
		Restated	Restated

Net operating revenue	26,928	25,690	23,215
Cost of sales	(18,963)	(17,343)	(16,201)
Gross profit	7,965	8,347	7,014
Operating income (expenses)
Selling, general and administrative expenses	(6,768)	(6,810)	(6,106)
Depreciation and amortization	-	-	(207)
Other operating expenses, net	(550)	(218)	(389)
	(7.318)	(7,028)	(6,702)
Profit from operations before financial expenses and share of profit of associates	647	1,319	312
Financial expenses, net	(743)	(770)	(1,075)
Share of profit of associates	40	20	16
Income (loss) before income tax and social contribution	(56)	569	(747)
Income tax and social contribution	34	(164)	(29)

Net income for the year	(22)	405	(776)
Attributed to:
Controlling shareholders	(9)	175	(282)
Non-controlling shareholders	(13)	230	(494)

(*) Via Varejo began to consolidate Cnova Brasil on October 31, 2016, as such the net loss of 2016 above is the sum of the results of Via Varejo and Cnova Brasil with the eliminations from January 1st, 2016. Before eliminations of amounts of related parties with the Company.

Description	2018	2017	2016
Net operating revenue	(43)	(36)	(22)
Cost of sales	(9)	(8)	(7)
Selling costs	1	-	1
General and administrative expenses	3	(1)	-
Financial expenses, net	17	21	5
Income tax and social contribution	8	6	6
Total	(23)	(18)	(17)

Additionally a reclassification was made of incurred costs related to indemnity costs of contingences form prior periods to acquisition, paid to Via Varejo. According to IFRS 5, these costs were reclassified to discontinued operations in the amount of R$(29) in 2018 (R$(32) in 2017 and R$(77) in 2016).

Summarized Cash flow statement	2018	2017	2016
Cash flow provided by (used in) operating activities	841	70	(2,636)
Net cash used in investing activities	(590)	(333)	(237)
Net cash provided by (used in) financing activities	(99)	(208)	226
Cash variation for the year	152	(471)	(2,647)

32.3  Fair Value Via Varejo

In accordance with IFRS 5 the Via Varejo investment should be recognized considering the lower of the book value of the net assets and the fair value less cost to sell.

The Company determined that the fair value less cost to sell is higher than the carrying amount of the net assets held for sale, considering the recent average stock price of Via Varejo at the date and subsequent to the date of the financial statements.